Loans and Related Allowance for Credit Losses, Commercial Loan Categories by Delinquency Status (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease financing	$ 15,543	$ 16,413
Total loans	986,167	912,745
Total nonaccrual loans	8,201	7,730
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	599,895	534,159
Total nonaccrual loans	5,266	4,618
Total Commercial [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	592,438	527,097
Total Commercial [Member] | 30-89 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	1,820	1,439
Total Commercial [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	371	1,005
Total Commercial [Member] | Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	452,068	381,241
Nonaccrual loans	1,312	763
Total Commercial [Member] | Commercial and industrial loans [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	449,764	379,147
Total Commercial [Member] | Commercial and industrial loans [Member] | 30-89 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	872	794
Total Commercial [Member] | Commercial and industrial loans [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	120	537
Total Commercial [Member] | Commercial real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	132,284	136,505
Nonaccrual loans	3,879	3,771
Total Commercial [Member] | Commercial real estate [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	127,432	131,794
Total Commercial [Member] | Commercial real estate [Member] | 30-89 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	722	472
Total Commercial [Member] | Commercial real estate [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	251	468
Total Commercial [Member] | Lease financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease financing	15,543	16,413
Nonaccrual lease financing	75	84
Total Commercial [Member] | Lease financing [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease financing	15,242	16,156
Total Commercial [Member] | Lease financing [Member] | 30-89 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease financing	226	173
Total Commercial [Member] | Lease financing [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease financing	$ 0	$ 0